INTEREST RATE SWAP (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTEREST RATE SWAP
Schedule of amount exchanged is calculated based on the notional amount

		September 30, 2021	December 31, 2020
In March 2017, the Company entered into an interest rate swap agreement with an	Notional Amount	$15,000,000	$15,000,000
original notional amount of $15,000,000 at a fixed rate of 2.20%.	Fair Value	$(158,360)	$(378,043)
In December 2020, the Company entered into an interest rate swap agreement with an	Notional Amount	$35,000,000	$35,000,000
original notional amount of $35,000,000 at a fixed rate of 0.78%.	Fair Value	$253,575	$(423,228)
Net fair value of interest rate swap		$95,215	$(801,271)

		2020	2019
In February 2011, the Company entered into an interest rate	Notional	$—	$5,115,000
swap agreement with an original notional amount of	Amount
$8,184,000 at a fixed rate of 2.45%.	Fair Value	$—	$(64,267)
In March 2017, the Company entered into an interest rate	Notional	$15,000,000	$15,000,000
swap agreement with an original notional amount of	Amount
$15,000,000 at a fixed rate of 2.20%.	Fair Value	$(378,043)	$(219,218)
In December 2020, the Company entered into an interest rate	Notional	$35,000,000	$—
swap agreement with an original notional amount of	Amount
$35,000,000 at a fixed rate of 0.78%	Fair Value	$(423,228)	$—
Net fair value of interest rate swap		$(801,271)	$(283,485)